CASHFLOW STATEMENT - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities
NET LOSS FOR THE YEAR	$ (1,092,374)	$ (1,627,821)
Adjustments to reconcile the income with cash and cash equivalents generated by operating activities
Depreciation	30,205	235,119
Cumulative Translation Adjustments	(827,487)	1,491,647
Allowance for doubtful accounts	0	0
Interest	761,539	147,657
Other adjustments	0	0
Appropriation of revenue receivable	0	0
Decreases/(increase) in assets
Accounts Receivable	11,326	78,080
Inventory	(6,720)	45,203
Taxes to recover	(7,700)	17,744
Advance to Suppliers	882	35,441
Credits to partners	(88)	(53,172)
Other credits	12,369	18,807
(Decreases)/increase in liabilities
Suppliers	1,140,471	(512,462)
Labor and social security liabilities	77,880	26,266
Taxes	72,292	75,484
Lease	0	(47,138)
Other liabilities	15,854	(9,211)
Net cash provided by (used for) operations activieis	188,449	(78,355)
Cash Flows From Investing Activities:
Lease	0	0
Property, Plant and Equipment	2,872	1,436
Intangible assets	138,740	(10,066)
Write-off of fixed assets	0	0
Marketable securities	0	0
Net cash provided by (used for) investing activitieis	141,612	(8,630)
Cash Flows From Financing Activities:
Lease	21,183	(1,436)
Loans	(353,138)	(84,090)
Advance Receivables	0	0
Intercompany	1,871	164,773
Accounts Payable	0	0
Capital Subscripition	0	0
Net cash provided by (used for) financing activities	(330,084)	79,247
Decrease in cash and cash equivalents	(23)	(7,739)
Cash and cash equivalents at the beginning of the year	26	7,765
Cash and cash equivalents at the end of the year	3	26
Decrease in cash and cash equivalents	$ (23)	$ (7,739)